Schedule of Investments
September 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–67.26%
Collateralized Mortgage Obligations–7.59%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,768,873	$4,628,431
Fannie Mae REMICs,
7.00%, 09/18/2027	8,483	8,501
1.50%, 01/25/2028	424,546	411,412
6.50%, 03/25/2032	181,275	191,747
5.75%, 10/25/2035	35,284	36,334
5.69% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	634,155	627,635
5.84% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	370,593	368,446
6.60%, 06/25/2039(b)	878,100	923,167
4.00%, 07/25/2040	481,356	477,053
5.94% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	134,924	134,952
5.89% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	197,168	197,127
5.91% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	393,706	393,108
5.79% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	530,798	516,928
5.95% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	1,012,334	1,043,785
5.89% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,307,868	1,276,847
IO, 2.00%, 03/25/2051(c)	2,428,713	320,561
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	4,424,773	4,236,731
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,797,254
Freddie Mac REMICs,
5.96% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	440,038	438,994
5.76% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	637,337	634,695
5.82% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	733,481	722,095
5.83% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	376,107	372,874
5.86% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	580,356	575,991
6.32% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	205,759	208,092
5.91% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,538,131	1,531,252
Freddie Mac STRIPS, 5.82% (30 Day Average SOFR + 0.46%), 10/15/2037(a)	558,342	549,610
		25,623,622
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–13.06%
8.00%, 12/01/2025 to 02/01/2035	$72,741	$73,914
7.00%, 01/01/2026 to 11/01/2035	752,942	788,971
8.50%, 12/01/2026 to 08/01/2031	34,304	35,107
7.05%, 05/20/2027	7,483	7,470
6.50%, 08/01/2028 to 12/01/2035	581,767	606,544
6.00%, 09/01/2029 to 12/01/2053	6,034,019	6,192,541
7.50%, 09/01/2030 to 06/01/2035	255,815	263,842
6.03%, 10/20/2030	227,398	231,394
3.00%, 02/01/2032 to 01/01/2050	8,118,048	7,460,467
2.50%, 09/01/2034 to 12/01/2050	11,309,894	10,456,706
5.00%, 01/01/2037 to 01/01/2040	310,628	320,362
4.50%, 01/01/2040 to 08/01/2041	1,535,618	1,554,410
5.50%, 11/01/2052 to 05/01/2053	12,733,389	12,968,287
ARM, 6.64% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	705,656	727,882
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	688,086	715,811
6.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	29,238	30,386
6.73% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.55%), 10/01/2036(a)	235,540	242,840
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.98%), 11/01/2037(a)	176,636	180,508
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	14,760	15,067
6.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2038(a)	176,239	182,270
6.71% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	212,302	219,605
2.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	795,847	809,944
		44,084,328

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–18.23%
4.50%, 11/01/2024 to 08/01/2041	$1,431,362	$1,444,709
8.50%, 01/01/2025 to 12/01/2036	121,187	127,739
0.50%, 11/07/2025	4,000,000	3,849,484
6.50%, 07/01/2026 to 11/01/2037	465,423	487,207
8.00%, 09/01/2026 to 10/01/2037	617,323	649,941
7.50%, 12/01/2026 to 08/01/2037	1,017,765	1,049,615
3.50%, 05/01/2027 to 08/01/2027	597,829	587,839
6.00%, 06/01/2027 to 10/01/2053	6,190,938	6,413,299
0.75%, 10/08/2027	6,000,000	5,519,113
7.00%, 01/01/2028 to 02/01/2036	311,890	322,875
3.00%, 12/01/2031 to 03/01/2050	4,178,516	3,945,452
5.00%, 08/01/2033 to 04/01/2053	3,431,729	3,440,133
2.50%, 12/01/2034 to 07/01/2035	9,528,166	9,003,363
5.50%, 04/01/2035 to 05/01/2035	453,628	468,827
2.00%, 09/01/2035 to 03/01/2051	6,477,705	5,642,270
4.00%, 09/01/2043 to 12/01/2048	3,964,809	3,895,568
ARM, 6.73% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	389,633	401,680
6.92% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	44,716	46,549
6.56% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(a)	11,869	12,078
6.37% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	104,801	106,398
7.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	84,573	87,115
6.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	128,684	132,073
TBA, 5.00%, 10/01/2054(d)	13,920,000	13,912,931
		61,546,258
	Principal Amount	Value
Government National Mortgage Association (GNMA)–20.09%
7.50%, 10/15/2024 to 10/15/2035	$263,126	$275,582
5.00%, 02/15/2025	1,430	1,427
6.50%, 04/15/2025 to 09/15/2034	637,970	663,170
8.00%, 07/15/2026 to 01/15/2037	315,981	328,978
6.38%, 10/20/2027	22,683	22,638
7.00%, 11/15/2027 to 12/15/2036	253,355	260,023
6.00%, 09/15/2029 to 08/15/2033	151,264	155,339
6.10%, 12/20/2033	1,284,010	1,347,653
5.66%, 08/20/2034(b)	311,219	319,919
8.50%, 10/15/2036 to 01/15/2037	100,892	103,736
5.88%, 01/20/2039(b)	1,253,018	1,306,513
6.01% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	322,199	324,539
5.78% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	762,420	766,172
4.52%, 07/20/2041(b)	210,703	213,524
4.19%, 09/20/2041	686,517	684,708
5.33% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	8,622	8,459
3.50%, 10/20/2042 to 06/20/2050	4,983,897	4,702,184
5.62% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,472,276	1,445,136
3.00%, 10/20/2048 to 11/20/2049	8,083,608	7,402,109
2.50%, 07/20/2049	2,392,685	2,138,310
TBA, 4.00%, 10/01/2054(d)	3,840,000	3,712,985
4.50%, 10/01/2054(d)	10,700,000	10,566,468
5.00%, 10/01/2054(d)	12,200,000	12,221,440
5.50%, 10/01/2054(d)	12,385,000	12,506,199
6.00%, 10/01/2054(d)	3,900,000	3,966,684
Series 2020-137, Class A, 1.50%, 04/16/2062	3,059,244	2,386,087
		67,829,982
Uniform Mortgage-Backed Securities–8.29%
TBA, 3.00%, 10/01/2054(d)	7,370,000	6,615,718
4.00%, 10/01/2054(d)	7,500,000	7,203,298
5.50%, 10/01/2054(d)	4,200,000	4,249,290
6.00%, 10/01/2054(d)	9,700,000	9,915,196
		27,983,502
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $234,354,332)		227,067,692
U.S. Treasury Securities–22.11%
U.S. Treasury Bills–0.61%
4.67% - 4.82%, 01/30/2025(e)	2,102,000	2,071,320
U.S. Treasury Bonds–1.05%
5.38%, 02/15/2031	3,200,000	3,525,875
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Treasury Notes–20.45%
2.25%, 11/15/2024	$1,800,000	$1,794,246
2.13%, 05/15/2025	7,680,000	7,580,412
2.25%, 11/15/2025	2,800,000	2,750,453
0.38% - 2.88%, 11/30/2025	10,500,000	10,157,089
0.38%, 12/31/2025	5,000,000	4,791,211
0.88%, 06/30/2026	2,000,000	1,905,664
1.50%, 08/15/2026	7,450,000	7,160,730
1.13%, 02/28/2027	9,159,000	8,639,871
2.38%, 05/15/2027	3,700,000	3,588,350
0.50%, 06/30/2027	1,900,000	1,748,297
2.25%, 11/15/2027	2,900,000	2,787,455
2.75%, 02/15/2028	1,900,000	1,850,533
1.25%, 06/30/2028	4,500,000	4,135,605
2.88%, 08/15/2028	7,500,000	7,310,596
2.38%, 05/15/2029	2,600,000	2,468,121
1.63%, 08/15/2029	400,000	365,930
		69,034,563
Total U.S. Treasury Securities (Cost $77,691,089)		74,631,758
Certificates of Deposit–11.85%
Diversified Banks–11.85%
Banco Santander S.A. (Spain), 5.75% , 11/27/2024	5,000,000	5,000,000
Barclays Bank PLC (United Kingdom), 5.32% (SOFR + 0.40%), 01/31/2025(a)	2,000,000	2,001,816
Credit Industriel et Commercial (France), 5.24% (SOFR + 0.38%), 08/20/2025(a)	4,000,000	4,002,774
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.26% (SOFR + 0.34%), 03/07/2025(a)	9,000,000	9,007,245
Mizuho Bank Ltd. (Japan), 5.27% (SOFR + 0.35%), 01/31/2025(a)	5,000,000	5,003,241
Standard Chartered Bank (United Kingdom), 5.28% (SOFR + 0.36%), 07/24/2025(a)	7,000,000	6,991,390
Sumitomo Mitsui Banking Corp. (Japan), 5.26% (SOFR + 0.34%), 03/18/2025(a)	8,000,000	8,005,047
Total Certificates of Deposit (Cost $40,000,158)		40,011,513
Commercial Paper–10.05%
Diversified Banks–7.68%
Bank of Montreal (Canada), 5.39% (SOFR + 0.47%), 12/13/2024(a)	2,900,000	2,901,963
Bank of Nova Scotia (The) (Canada), 5.58% (SOFR + 0.34%), 04/11/2025(a)(f)	4,000,000	4,003,108
Canadian Imperial Bank of Commerce (Canada), 5.38% (SOFR + 0.35%), 08/13/2025(a)(f)	4,000,000	4,002,370
Swedbank AB (Sweden), 5.23% (SOFR + 0.36%), 06/25/2025(a)(f)	6,000,000	6,007,398
UBS AG (Switzerland), 5.63% (SOFR + 0.37%), 05/01/2025(a)(f)	9,000,000	9,007,379
		25,922,218
Investment Banking & Brokerage–2.37%
BofA Securities, Inc., 5.37% (SOFR + 0.32%), 03/18/2025(a)	8,000,000	8,004,201
Total Commercial Paper (Cost $33,900,000)		33,926,419
Principal Amount		Value

Asset-Backed Securities–5.92%(g)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.87%, 09/15/2048(h)	$11,678,407	$46,793
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,730,898
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(i)	164,877	159,724
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(f)	740,369	677,733
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(f)	985,464	917,731
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(b)(f)	1,908,996	1,927,477
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 5.44% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,541,571	2,495,642
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(b)(f)	2,021,186	1,960,196
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.72% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(f)	767,793	751,092
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(f)	1,285,644	1,190,162
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(f)	1,587,456	1,484,356
Series 2021-2A, Class B, 2.82%, 04/20/2046(f)	2,906,667	2,677,060
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(f)	3,849,602	3,970,154
Total Asset-Backed Securities (Cost $20,629,739)		19,989,018
U.S. Government Sponsored Agency Securities–4.21%
Federal Home Loan Bank (FHLB)–4.21%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,502,992)	14,500,000	14,207,557
U.S. Dollar Denominated Bonds & Notes–1.13%
Sovereign Debt–1.13%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,800,249)	3,800,000	3,800,263

Agency Credit Risk Transfer Notes–1.07%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 7.58% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $3,558,319)(a)(f)	3,537,136	3,622,198
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–1.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(j)(k) (Cost $4,505,676)	4,505,676	$4,505,676
TOTAL INVESTMENTS IN SECURITIES–124.93% (Cost $432,942,554)		421,762,094
OTHER ASSETS LESS LIABILITIES—(24.93)%		(84,160,926)
NET ASSETS–100.00%		$337,601,168
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $42,198,414, which represented 12.50% of the Fund’s Net Assets.
(g)	Non-U.S. government sponsored securities.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(i)	Zero coupon bond issued at a discount.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,926,814	$119,745,187	$(117,166,325)	$-	$-	$4,505,676	$157,677

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	287	December-2024	$59,765,508	$(6,661)	$(6,661)
U.S. Treasury 5 Year Notes	787	December-2024	86,477,774	68,371	68,371
U.S. Treasury 10 Year Notes	460	December-2024	52,569,375	(58,521)	(58,521)
U.S. Treasury 10 Year Ultra Notes	63	December-2024	7,452,703	(51,226)	(51,226)
Subtotal—Long Futures Contracts				(48,037)	(48,037)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	141	December-2024	$(17,510,438)	$69,040	$69,040
U.S. Treasury Ultra Bonds	32	December-2024	(4,259,000)	(7,067)	(7,067)
Subtotal—Short Futures Contracts				61,973	61,973
Total Futures Contracts				$13,936	$13,936
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$227,067,692	$—	$227,067,692
U.S. Treasury Securities	—	74,631,758	—	74,631,758
Certificates of Deposit	—	40,011,513	—	40,011,513
Commercial Paper	—	33,926,419	—	33,926,419
Asset-Backed Securities	—	19,989,018	—	19,989,018
U.S. Government Sponsored Agency Securities	—	14,207,557	—	14,207,557
U.S. Dollar Denominated Bonds & Notes	—	3,800,263	—	3,800,263
Agency Credit Risk Transfer Notes	—	3,622,198	—	3,622,198
Money Market Funds	4,505,676	—	—	4,505,676
Total Investments in Securities	4,505,676	417,256,418	—	421,762,094
Other Investments - Assets*
Futures Contracts	137,411	—	—	137,411
Other Investments - Liabilities*
Futures Contracts	(123,475)	—	—	(123,475)
Total Other Investments	13,936	—	—	13,936
Total Investments	$4,519,612	$417,256,418	$—	$421,776,030

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund